Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	May 17, 2023 shares	Jan. 01, 2023 USD ($)	Nov. 20, 2019 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Oct. 26, 2023 $ / shares	Jan. 01, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Shareholders’ equity amount		$ 496
Invested amount			$ 290
Total investment percentage			5.00%
Recognized change of fair value				$ 286		$ 629
Private warrants price per share (in Dollars per share) | $ / shares								$ 10.225
Deferred revenue				2,421		3,050
Deferred revenue recognized				3,050		3,569	1,901
Local PRC government authorities amount				542		4,959	3,753
Value-added tax deduction				515		4,733	3,426
High-tech enterprises				27		$ 226	$ 327
Earnout Shares (in Shares) | shares	4,800,000
Assets									$ 972
Liabilities									$ 939
Underpayment of taxes				$ 14,358	¥ 100,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Private warrants price per share (in Dollars per share) | $ / shares				$ 5.23		$ 3.78
Exercise price per share (in Dollars per share) | $ / shares				$ 11.5
SunCar [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest				100.00%